EQUIPMENT AND SOFTWARE LICENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EQUIPMENT AND SOFTWARE LICENSES
5. EQUIPMENT AND SOFTWARE LICENSES

Equipment and software licenses consist of the following:

	September 30,	December 31,
	2020	2019
Equipment and software	$599,141	$489,151
Software licenses	1,302,141	868,041
	1,901,282	1,357,192
Less - Accumulated depreciation and amortization	(1,310,609)	(1,147,188)
	$590,673	$210,004

Depreciation and amortization expense related to assets for the three and nine months ended September 30, 2020 and 2019 was approximately $54,474 and $179,214 and $76,832 and $245,599, respectively.

Included in the above paragraph is depreciation and amortization expense related to leased assets for the three and nine months ended September 30, 2020 of approximately $39,103 and $127,466, and $67,542 and $216,269 for the three and nine months ended September 30, 2019, respectively.

During the nine month period ended September 30, 2019, the Company disposed of $513,778 of equipment and software and related accumulated depreciation of $494,292, for proceeds of $31,699 which resulted in a gain $12,213.

Equipment and software licenses consist of the following:

	December 31, 2019	December 31, 2018

Equipment and software	$489,151	$1,124,245
Software licenses	868,041	966,754
	1,357,192	2,090,999
Less - Accumulated depreciation and amortization	(1,147,188)	(1,593,166)
	$210,004	$497,833

During the year ended December 31, 2019, the Company disposed of $790,803 of equipment and software and related accumulated depreciation of $754,570, for proceeds of $31,699 which resulted in a gain $4,533.

Depreciation and amortization expense related to owned assets for the fiscal years ended December 31, 2019 and 2018 was approximately $31,614 and $40,698 respectively.

Depreciation and amortization expense related to leased assets for the fiscal years ended December 31, 2019 and 2018 was approximately $276,505 and $375,444, respectively.